CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net (loss)/income	$ (209,487)	$ 1,069,327
Net income from discontinued operation, net of tax	0	271,048
Net (loss)/income from continuing operation	(209,487)	798,279
Adjustment to reconcile net (loss)/income to net cash used in operating activities
Depreciation and amortization	299,564	0
Amortization of operating lease right-of-use assets	330	0
Allowance for doubtful accounts	3,423	37,768
Investment income	(91,235)	0
Gain disposal of joint ventures	(174,551)	0
Loss on extinguishment of debt	22,925	0
Share-based compensation expense	42,740	0
Amortization of Convertible Note issuance cost	167,231	0
Deferred Tax	(32,232)	0
Accounts receivable, net	(1,185,408)	(2,195,195)
Advance to suppliers, net	(863,591)	0
Prepaid expenses and other current assets	(23,782)	275,836
Accounts payable	(3,000)	798,020
Accrued salaries and benefits	162,858	0
Tax payables	88,065	132,180
Due from related party	0	1
Amount due to related parties	0	63,000
Other liabilities	62,395	(250,724)
Operating lease Liabilities	935	0
Net cash used in operating activities from continuing operations	(1,732,820)	(340,835)
Net cash provided by operating activities from discontinued operations	0	730,285
Net cash used in/(provided by) operating activities	(1,732,820)	389,450
Cash flows from investing activities
Deposits on Property and Equipment	(1,591,667)	0
Net cash used in investing activities from continuing operations	(1,591,667)	0
Net cash provided by/(used in) investing activities from discontinued operations	0	0
Net cash used in investing activities	(1,591,667)	0
Cash flows from financing activities
Proceeds from issuance of convertible bonds, net of issuance costs	3,051,600	0
Proceeds from interest-free loan from a related party	25,000	50,859
Repayment of interest-free loan to a related party	(25,800)	(370,541)
Deferred IPO cost	0	(35,928)
Net cash provided by/ (used in) financing activities from continuing operations	3,050,800	(355,610)
Net cash provided by /used in financing activities from discontinued operations	0	0
Net cash provided by / (used in) financing activities	3,050,800	(355,610)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(4,595)	(14,059)
Net change in cash, cash equivalents and restricted cash	(278,282)	19,781
Cash, cash equivalents and restricted cash, beginning of the period	313,566	51,809
Cash, cash equivalents and restricted cash, end of the period	35,284	71,590
Supplemental disclosures of cash flow information:
Income tax paid	26,272	0
Supplemental disclosures of non-cash activities:
Ordinary share issued in connection with conversion of convertible notes payable	2,858,071	0
Share-based compensation capitalized in long-term unamortized expenses	515,000	0
Obtaining right-of-use assets in exchange for operating lease liabilities and prepaid expenses	265,771	0
Reclassification of related party payables	1,619,884	0
Less cash, cash equivalents and restricted cash of discontinued operations–end of period	0	69,553
Cash, cash equivalents and restricted cash of continuing operations–end of period	35,284	2,037
Reconciliation of cash, cash equivalents and restricted cash, beginning of the year
Cash, cash equivalents	313,566	51,809
Reconciliation of cash, cash equivalents and restricted cash, end of year
Cash, cash equivalents	35,284	71,590
Restricted cash	$ 0	$ 0